UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments.

The Government Money Market ProFund (the “ProFund”) is currently a feeder fund that invests substantially all of its investable assets in a “master fund” the Government Cash Management Portfolio (the “Portfolio”), as discussed in the accompanying notes. The Schedule of Investments of the Portfolio is included herein.

The Schedule of Investments of the Portfolio as of September 30, 2017 is as follows:

Government Cash Management Portfolio as of September 30, 2017 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 69.3%

U.S. Government Sponsored Agencies 46.6%
Federal Farm Credit Bank:
0.75% **, 10/5/2017	38,500,000	38,496,834
0.953% **, 10/5/2017	5,000,000	4,999,478
1-month LIBOR minus 0.180%, 1.052% *, 3/2/2018	50,000,000	50,000,000
1-month LIBOR minus 0.070%, 1.165% *, 1/9/2019	50,000,000	50,000,000
1-month LIBOR minus 0.065%, 1.171% *, 7/20/2018	68,800,000	68,800,000
1-month LIBOR minus 0.020%, 1.216% *, 4/20/2018	90,000,000	89,997,374
3-month LIBOR minus 0.060%, 1.257% *, 10/27/2017	100,000,000	100,000,000
1-month LIBOR plus 0.030%, 1.267% *, 8/27/2018	75,000,000	74,994,718
3-month Treasury Money Market Yield plus 0.280%, 1.333% *, 11/13/2018	60,000,000	60,000,000
3-month Treasury Money Market Yield plus 0.300%, 1.353% *, 12/5/2018	50,000,000	50,000,000
1-month LIBOR plus 0.120%, 1.356% *, 6/20/2018	40,000,000	40,000,000
1-month LIBOR plus 0.170%, 1.402% *, 3/8/2018	30,000,000	29,999,330
Federal Home Loan Bank:
0.76% **, 10/18/2017	50,000,000	49,982,292
0.76% **, 10/25/2017	25,000,000	24,987,500
0.791% **, 11/8/2017	47,000,000	46,961,303
0.953% **, 10/31/2017	24,600,000	24,580,730
3-month LIBOR minus 0.340%, 0.964% *, 1/17/2018	78,000,000	78,000,000
1.004% **, 10/20/2017	25,000,000	24,986,937
1.014% **, 10/13/2017	81,270,000	81,245,167
1.032% **, 10/13/2017	100,000,000	99,966,067
1.034% **, 10/11/2017	45,600,000	45,587,080
1.034% **, 10/18/2017	100,000,000	99,951,833
1.044% **, 10/23/2017	65,000,000	64,959,086
1-month LIBOR minus 0.180%, 1.052% *, 2/2/2018	111,500,000	111,500,000
1.053% **, 11/17/2017	59,000,000	58,919,968
1.054% **, 11/21/2017	60,000,000	59,911,600
1.06% **, 12/8/2017	225,000,000	224,555,878
1-month LIBOR minus 0.170%, 1.064% *, 1/26/2018	25,000,000	24,999,669
1.065% **, 12/6/2017	200,000,000	199,615,000
1-month LIBOR minus 0.170%, 1.067% *, 2/1/2018	92,000,000	92,000,000
1.07% **, 10/18/2017	100,000,000	99,950,181
1-month LIBOR minus 0.165%, 1.072% *, 1/23/2018	75,000,000	74,999,942
1-month LIBOR minus 0.160%, 1.072% *, 2/8/2018	68,500,000	68,498,705
1.073% **, 10/18/2017	200,000,000	199,900,078
1-month LIBOR minus 0.160%, 1.074% *, 12/18/2017	133,000,000	133,000,000
1.075% **, 1/4/2018	60,000,000	59,832,167
1.08% **, 10/13/2017	4,000,000	3,998,580
1.08% **, 12/14/2017	70,000,000	69,846,758
1-month LIBOR minus 0.155%, 1.081% *, 12/27/2017	300,000,000	300,000,000
1.085% **, 11/16/2017	85,000,000	84,883,786
1-month LIBOR minus 0.145%, 1.092% *, 4/25/2018	280,000,000	279,985,762
1-month LIBOR minus 0.145%, 1.093% *, 4/26/2018	174,000,000	173,995,826
1.095% **, 10/27/2017	27,000,000	26,978,940
1.095% **, 11/6/2017	61,500,000	61,433,580
1.095% **, 1/12/2018	100,000,000	99,691,000
1-month LIBOR minus 0.135%, 1.099% *, 5/17/2018	200,000,000	200,000,000
3-month LIBOR minus 0.220%, 1.104% *, 3/19/2018	8,000,000	8,000,000
1.105% **, 12/7/2017	30,000,000	29,939,142
1-month LIBOR minus 0.125%, 1.111% *, 8/20/2018	220,000,000	220,000,000
1-month LIBOR minus 0.120%, 1.118% *, 10/26/2018	300,000,000	300,000,000

	Principal Amount ($)	Value ($)
1.125% **, 11/22/2017	35,000,000	34,943,883
1-month LIBOR minus 0.090%, 1.142% *, 11/8/2018	70,000,000	70,000,000
1-month LIBOR minus 0.090%, 1.144% *, 1/18/2019	95,000,000	95,000,000
1-month LIBOR minus 0.080%, 1.152% *, 2/4/2019	95,000,000	95,000,000
1.156% **, 1/24/2018	35,000,000	34,872,542
1.156% **, 1/31/2018	75,500,000	75,208,318
3-month LIBOR minus 0.160%, 1.156% *, 5/30/2018	52,000,000	52,000,000
3-month LIBOR minus 0.160%, 1.157% *, 2/26/2018	117,500,000	117,519,799
1-month LIBOR minus 0.040%, 1.195% *, 7/9/2018	50,000,000	50,031,406
1-month LIBOR minus 0.025%, 1.207% *, 3/8/2018	105,000,000	105,000,000
3-month LIBOR minus 0.080%, 1.231% *, 10/30/2017	50,000,000	49,999,823
Federal Home Loan Mortgage Corp.:
0.7% **, 10/2/2017	150,000,000	149,997,125
0.8%, 10/27/2017	2,000,000	1,999,657
3-month LIBOR minus 0.350%, 0.973% *, 12/22/2017	90,000,000	90,000,000
1.004% **, 10/10/2017	10,000,000	9,997,525
3-month LIBOR minus 0.280%, 1.029% *, 8/10/2018	100,000,000	100,000,000
3-month LIBOR minus 0.250%, 1.054% *, 10/10/2018	85,500,000	85,500,000
1-month LIBOR minus 0.170%, 1.067% *, 6/14/2018	95,000,000	95,000,000
1-month LIBOR minus 0.160%, 1.077% *, 7/19/2018	150,000,000	150,000,000
1-month LIBOR minus 0.150%, 1.085% *, 1/11/2018	25,000,000	25,000,000
1.095% **, 2/6/2018	164,000,000	163,370,240
3-month LIBOR minus 0.200%, 1.115% *, 2/22/2018	94,000,000	94,000,000
1.125% **, 2/20/2018	133,500,000	132,915,492
1-month LIBOR minus 0.080%, 1.157% *, 2/14/2019	138,000,000	138,000,000
3-month LIBOR minus 0.080%, 1.246% *, 12/21/2017	133,500,000	133,500,000
3-month LIBOR plus 0.020%, 1.337% *, 3/8/2018	65,000,000	65,000,000
Federal National Mortgage Association:
0.875%, 10/26/2017	30,000,000	30,001,840
1.075% **, 10/23/2017	61,500,000	61,460,162
3-month LIBOR minus 0.030%, 1.275% *, 1/11/2018	60,000,000	60,053,441
3-month LIBOR minus 0.050%, 1.276% *, 3/21/2018	100,000,000	100,008,514
		7,030,312,058
U.S. Treasury Obligations 22.7%
U.S. Treasury Bills:
0.811% **, 10/12/2017	150,000,000	149,963,333
0.953% **, 11/2/2017	225,000,000	224,812,000
0.964% **, 11/2/2017	150,000,000	149,873,267
0.978% **, 11/2/2017	150,000,000	149,871,333
0.98% **, 10/19/2017	1,111,000	1,110,463
0.985% **, 12/14/2017	100,000,000	99,800,303
0.989% **, 12/21/2017	1,050,000	1,047,697
1.005% **, 10/5/2017	150,000,000	149,983,483
1.019% **, 10/19/2017	334,425,000	334,256,951
1.029% **, 11/9/2017	50,000,000	49,945,021
1.03% **, 1/4/2018	2,150,000	2,144,238
1.039% **, 10/5/2017	100,000,000	99,988,600
1.039% **, 11/9/2017	63,950,000	63,878,989
1.04% **, 10/5/2017	100,000,000	99,988,611
1.045% **, 1/2/2018	300,000	299,201
1.047% **, 10/5/2017	100,000,000	99,988,528
1.049% **, 12/14/2017	50,000,000	49,893,625
1.118% **, 2/22/2018	200,000,000	199,117,600
1.151% **, 3/8/2018	302,500,000	300,992,800
1.156% **, 2/8/2018	15,000,000	14,938,250
1.156% **, 3/15/2018	60,000,000	59,686,500
1.257% **, 9/13/2018	5,000,000	4,940,239

	Principal Amount ($)	Value ($)
U.S. Treasury Floating Rate Notes:
3-month Treasury Money Market Yield plus 0.070%, 1.123% *, 4/30/2019	30,000,000	30,009,468
3-month Treasury Money Market Yield plus 0.168%, 1.221% *, 10/31/2017	195,250,000	195,280,388
3-month Treasury Money Market Yield plus 0.170%, 1.223% *, 10/31/2018	145,000,000	145,276,199
3-month Treasury Money Market Yield plus 0.174%, 1.227% *, 7/31/2018	30,000,000	30,046,162
3-month Treasury Money Market Yield plus 0.190%, 1.243% *, 4/30/2018	114,500,000	114,644,350
3-month Treasury Money Market Yield plus 0.272%, 1.325% *, 1/31/2018	355,000,000	355,378,679
U.S. Treasury Note, 0.875%, 10/15/2017	250,000,000	249,983,915
		3,427,140,193
Total Government & Agency Obligations (Cost $10,457,452,251)		10,457,452,251

Repurchase Agreements 30.4%
BNP Paribas, 1.04%, dated 9/29/2017, to be repurchased at $313,527,170 on 10/2/2017 (a)	313,500,000	313,500,000
BNP Paribas, 1.06%, dated 9/29/2017, to be repurchased at $140,012,367 on 10/2/2017 (b)	140,000,000	140,000,000
Citigroup Global Markets, Inc., 1.06%, dated 9/29/2017, to be repurchased at $102,009,010 on 10/2/2017 (c)	102,000,000	102,000,000
Federal Reserve Bank of New York, 1.0%, dated 9/29/2017, to be repurchased at $2,650,220,833 on 10/2/2017 (d)	2,650,000,000	2,650,000,000
HSBC Securities, Inc., 1.03%, dated 9/29/2017, to be repurchased at $123,010,558 on 10/2/2017 (e)	123,000,000	123,000,000
JPMorgan Securities, Inc., 1.07%, dated 9/29/2017, to be repurchased at $235,020,954 on 10/2/2017 (f)	235,000,000	235,000,000
Nomura Securities International, 1.08%, dated 9/29/2017, to be repurchased at $415,037,350 on 10/2/2017 (g)	415,000,000	415,000,000
Wells Fargo Bank, 1.06%, dated 9/29/2017, to be repurchased at $605,153,451 on 10/2/2017 (h)	605,100,000	605,100,000
Total Repurchase Agreements (Cost $4,583,600,000)		4,583,600,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $15,041,052,251)	99.7	15,041,052,251
Other Assets and Liabilities, Net	0.3	47,010,584
Net Assets	100.0	15,088,062,835

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*                               Floating rate security. These securities are shown at their current rate as of September 30, 2017.

**                        Annualized yield at time of purchase; not a coupon rate.

(a)                       Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
50,110,900	U.S. Treasury Inflation-Indexed Note	0.125	4/15/2021	52,042,188
273,488,700	U.S. Treasury Notes	1.25-2.375	8/31/2019-5/15/2026	267,727,864
Total Collateral Value				319,770,052

(b)                       Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
42,018,033	Federal National Mortgage Association - Principal Only	Zero Coupon	10/25/2043	34,576,946
2	FHLMC Multifamily Structured Pass-Through Certificates	1.142	11/25/2022	—
104,970,300	U.S. Treasury Notes	1.375-3.625	1/31/2021-2/15/2021	108,223,084
Total Collateral Value				142,800,030

(c)                        Collateralized by $100,993,200 U.S. Treasury Note, 2.25%, maturing on 3/31/2021 with a value of $104,040,016.

(d)                       Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,001,393,400	U.S. Treasury Bond	3.75	8/15/2041	1,173,718,782
1,490,776,900	U.S. Treasury Note	1.625	8/15/2022	1,476,502,103
Total Collateral Value				2,650,220,885

(e)                        Collateralized by $229,432,300 U.S. Treasury STRIPS, Zero Coupon%, with various maturity dates of 11/15/2038-2/15/2039 with a value of $125,462,589.

(f)                          Collateralized by $226,761,859 Federal National Mortgage Association, 4.0%, with various maturity dates of 8/1/2047-9/1/2047 with a value of $239,709,446.

(g)                       Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,385,473	Federal Home Loan Mortgage Corp.	3.5	6/1/2047	1,448,790
397,134,948	Federal National Mortgage Association	3.0-5.5	4/1/2025-9/1/2047	420,775,902
1,025,453	Government National Mortgage Association	3.5	10/20/2045	1,075,309
Total Collateral Value				423,300,001

(h)                       Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
200,892,907	Federal Home Loan Mortgage Corp.	2.731-3.551	7/1/2043-8/1/2047	209,088,604
391,979,871	Federal National Mortgage Association	2.495-3.717	1/1/2025-9/1/2047	404,953,785
3,164,000	Financing Corp.	Zero Coupon	11/11/2017-12/6/2018	3,159,611
Total Collateral Value				617,202,000

LIBOR: London Interbank Offered Rate

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations(i)	$—	$10,457,452,251	$—	$10,457,452,251
Repurchase Agreements	—	4,583,600,000	—	4,583,600,000
Total	$—	$15,041,052,251	$—	$15,041,052,251

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.

(i)            See Investment Portfolio for additional detailed categorizations.

:: Notes to Schedule of Investments :: September 30, 2017 (unaudited)

1.    Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Portfolio, an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. and has the same investment objective as the ProFund. As of September 30, 2017, the value of the investment and the percentage owned by the ProFund of the Portfolio was $422,254,700 and 2.8%.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its schedule of investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the schedule of investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investment in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The valuation techniques used to determine fair value are further described in Note 3 below.  The Portfolio’s schedule of investments included in this report provides information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form NPORT and Form N-CEN —also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments had a compliance date of August 1, 2017, and are reflected in this Form N-Q filing dated September 30, 2017. The ProFund’s compliance date for Form N-PORT is June 1, 2018, and the ProFund will make its initial filing on Form N-PORT for the period ending June 30, 2018. Form N-PORT will replace Form N-Q filings. The ProFund’s compliance date for Form N-CEN is June 1, 2018, and the ProFund will make its initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings.

3.              Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•                  Level 1 -  quoted prices in active markets for identical assets

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of September 30, 2017, the ProFund’s $422,254,700 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the quarter ended September 30, 2017.

4. Subsequent Events

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date this schedule of investments was issued.  Based on this evaluation, there were no subsequent events to report that have a material impact on the ProFund’s schedule of investments.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	November 28, 2017

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 24, 2017